CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.0%
Anterix Inc.	207,036	$12,074,339	*

Interactive Media & Services - 0.5%
QuinStreet Inc.	327,596	6,008,111	*

Media - 1.9%
Gray Television Inc.	988,048	21,905,024

TOTAL COMMUNICATION SERVICES		39,987,474

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 2.1%
Goodyear Tire & Rubber Co.	805,405	12,652,912	*
Visteon Corp.	107,298	12,237,337	*

Total Auto Components		24,890,249

Diversified Consumer Services - 3.3%
2U Inc.	379,335	16,463,139	*
frontdoor Inc.	188,810	9,240,361	*
Stride Inc.	440,662	13,510,697	*

Total Diversified Consumer Services		39,214,197

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands Inc.	496,749	12,483,303	*
Everi Holdings Inc.	629,515	14,283,695	*

Total Hotels, Restaurants & Leisure		26,766,998

Household Durables - 1.6%
Century Communities Inc.	271,857	18,880,469

Internet & Direct Marketing Retail - 1.3%
1stdibs.com Inc.	414,401	6,734,016	*
ThredUp Inc., Class A Shares	337,779	8,059,407	*

Total Internet & Direct Marketing Retail		14,793,423

Leisure Products - 1.3%
Vista Outdoor Inc.	387,699	15,659,163	*

Specialty Retail - 3.3%
Murphy USA Inc.	124,925	18,427,687
Petco Health & Wellness Co. Inc.	451,590	9,316,301	*
Urban Outfitters Inc.	315,210	11,719,508	*

Total Specialty Retail		39,463,496

TOTAL CONSUMER DISCRETIONARY		179,667,995

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.3%
Sprouts Farmers Market Inc.	625,903	15,384,696	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2021 Quarterly Report	1

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Food Products - 1.2%
Utz Brands Inc.	636,742	$14,415,839

Personal Products - 0.7%
Honest Co. Inc.	537,392	7,722,323	*

TOTAL CONSUMER STAPLES		37,522,858

ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Helmerich & Payne Inc.	288,611	8,274,477

Oil, Gas & Consumable Fuels - 2.8%
Brigham Minerals Inc., Class A Shares	617,179	12,121,396
CNX Resources Corp.	815,122	9,862,976	*
International Seaways Inc.	710,802	11,692,693

Total Oil, Gas & Consumable Fuels		33,677,065

TOTAL ENERGY		41,951,542

FINANCIALS - 18.5%
Banks - 6.7%
Bank OZK	368,687	15,009,248
Cadence BanCorp	546,424	10,382,056
First Interstate BancSystem Inc., Class A Shares	246,117	10,317,225
TriState Capital Holdings Inc.	565,944	11,494,323	*
WesBanco Inc.	381,602	12,318,112
Wintrust Financial Corp.	282,921	20,200,559

Total Banks		79,721,523

Capital Markets - 2.9%
ACIES Acquisition Corp.	1,120,800	7,397,280	*(a)(b)
Conx Corp.	688,322	6,931,403	*
Conyers Park II Acquisition Corp.	1,279,975	12,518,155	*(a)
Deerfield Healthcare Technology Acquisitions Corp.	752,440	7,584,595	*(a)

Total Capital Markets		34,431,433

Consumer Finance - 3.0%
Encore Capital Group Inc.	315,246	14,923,745	*
Oportun Financial Corp.	420,773	8,869,895	*
PROG Holdings Inc.	272,510	11,927,763

Total Consumer Finance		35,721,403

Diversified Financial Services - 1.2%
East Resources Acquisition Co.	639,551	6,523,420	*
Insurance Acquisition Corp.	1,137,400	8,064,166	*(a)

Total Diversified Financial Services		14,587,586

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Insurance - 2.2%
Assured Guaranty Ltd.	301,936	$14,435,561
BRP Group Inc., Class A Shares	399,612	10,893,423	*

Total Insurance		25,328,984

Thrifts & Mortgage Finance - 2.5%
NMI Holdings Inc., Class A Shares	423,591	9,327,474	*
Washington Federal Inc.	618,674	19,964,610

Total Thrifts & Mortgage Finance		29,292,084

TOTAL FINANCIALS		219,083,013

HEALTH CARE - 13.7%
Biotechnology - 1.1%
Amarin Corp. PLC, ADR	3,039,259	12,582,532	*

Health Care Equipment & Supplies - 1.8%
Lantheus Holdings Inc.	462,428	12,101,741	*
Quotient Ltd.	2,588,301	8,826,106	*

Total Health Care Equipment & Supplies		20,927,847

Health Care Providers & Services - 5.5%
Acadia Healthcare Co. Inc.	268,244	16,556,020	*
Covetrus Inc.	391,077	9,956,820	*
HealthEquity Inc.	203,215	15,033,846	*
R1 RCM Inc.	848,989	18,176,854	*
SOC Telemed Inc.	1,178,861	5,410,972	*

Total Health Care Providers & Services		65,134,512

Health Care Technology - 2.1%
Health Catalyst Inc.	187,473	10,884,682	*
Omnicell Inc.	94,707	13,874,576	*

Total Health Care Technology		24,759,258

Life Sciences Tools & Services - 1.4%
Syneos Health Inc.	185,823	16,662,749	*

Pharmaceuticals - 1.8%
Aerie Pharmaceuticals Inc.	655,708	10,347,072	*
Intra-Cellular Therapies Inc.	325,145	11,162,228	*

Total Pharmaceuticals		21,509,300

TOTAL HEALTH CARE		161,576,198

INDUSTRIALS - 15.4%
Airlines - 0.9%
SkyWest Inc.	266,411	10,786,981	*

Building Products - 1.2%
Masonite International Corp.	124,639	14,104,149	*

Construction & Engineering - 1.1%
Primoris Services Corp.	447,074	13,367,513

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2021 Quarterly Report	3

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Electrical Equipment - 1.7%
EnerSys	124,377	$12,271,035
Shoals Technologies Group Inc., Class A Shares	279,254	8,123,499	*

Total Electrical Equipment		20,394,534

Machinery - 3.1%
EnPro Industries Inc.	131,864	12,279,175
Evoqua Water Technologies Corp.	273,068	9,013,975	*
Hillman Solutions Corp.	1,219,293	14,985,111	*

Total Machinery		36,278,261

Professional Services - 2.2%
ICF International Inc.	144,754	13,255,124
Korn Ferry	189,740	13,042,727

Total Professional Services		26,297,851

Road & Rail - 0.8%
Marten Transport Ltd.	594,642	9,407,237

Trading Companies & Distributors - 4.4%
GATX Corp.	123,342	11,378,299
Nesco Holdings Inc.	1,407,338	10,963,163	*(a)
Rush Enterprises Inc., Class A Shares	242,431	11,391,833
Textainer Group Holdings Ltd.	543,717	17,551,185	*

Total Trading Companies & Distributors		51,284,480

TOTAL INDUSTRIALS		181,921,006

INFORMATION TECHNOLOGY - 11.5%
Electronic Equipment, Instruments & Components - 2.0%
Advanced Energy Industries Inc.	127,804	13,259,665
nLIGHT Inc.	293,533	10,182,660	*

Total Electronic Equipment, Instruments & Components		23,442,325

IT Services - 2.8%
CSG Systems International Inc.	230,311	10,446,907
Switch Inc., Class A Shares	656,801	13,569,509
TaskUS Inc., Class A Shares	317,016	9,653,137	*

Total IT Services		33,669,553

Semiconductors & Semiconductor Equipment - 1.7%
Semtech Corp.	172,509	10,680,032	*
SMART Global Holdings Inc.	211,525	9,907,831	*

Total Semiconductors & Semiconductor Equipment		20,587,863

Software - 3.6%
CommVault Systems Inc.	272,038	20,563,352	*
Rapid7 Inc.	121,622	13,834,503	*
WalkMe Ltd.	299,585	8,310,488	*

Total Software		42,708,343

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Fund 2021 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp.	365,788	$16,240,987	*

TOTAL INFORMATION TECHNOLOGY		136,649,071

MATERIALS - 5.6%
Chemicals - 2.7%
Avient Corp.	282,244	13,694,479
Olin Corp.	385,958	18,151,605

Total Chemicals		31,846,084

Metals & Mining - 2.9%
Commercial Metals Co.	432,050	14,171,240
Constellium SE	548,230	10,345,100	*
MP Materials Corp.	248,375	9,343,867	*

Total Metals & Mining		33,860,207

TOTAL MATERIALS		65,706,291

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Kite Realty Group Trust	632,226	12,745,676
Lexington Realty Trust	1,188,569	15,629,683
Physicians Realty Trust	708,996	13,435,474
RLJ Lodging Trust	710,423	10,194,570

Total Equity Real Estate Investment Trusts (REITs)		52,005,403

Real Estate Management & Development - 0.6%
Real Matters Inc.	659,321	6,748,580	*

TOTAL REAL ESTATE		58,753,983

UTILITIES - 2.8%
Electric Utilities - 0.9%
Portland General Electric Co.	219,473	10,732,230

Multi-Utilities - 1.9%
Black Hills Corp.	338,692	22,912,514

TOTAL UTILITIES		33,644,744

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $859,890,861)		1,156,464,175

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2021 Quarterly Report	5

CLEARBRIDGE SMALL CAP FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	21,451,416	$21,451,416
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	5,362,854	5,362,854	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $26,814,270)			26,814,270

TOTAL INVESTMENTS - 100.1% (Cost - $886,705,131)			1,183,278,445
Liabilities in Excess of Other Assets - (0.1)%			(785,231)

TOTAL NET ASSETS - 100.0%			$1,182,493,214

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Restricted security (Note 3).

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $5,362,854 and the cost was $5,362,854 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Small Cap Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$170,063,994	$49,019,019	—	$219,083,013
Industrials	170,957,843	10,963,163	—	181,921,006
Other Common Stocks	755,460,156	—	—	755,460,156
Total Long-Term Investments	1,096,481,993	59,982,182	—	1,156,464,175

Short-Term Investments†	26,814,270	—	—	26,814,270

Total Investments	$1,123,296,263	$59,982,182	—	$1,183,278,445

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,111,678	$68,402,542	68,402,542	$64,151,366	64,151,366	—	$499	—	$5,362,854

9

Notes to Schedule of Investments (unaudited) (cont’d)

3. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2021	Value Per Share	Percent of Net Assets
ACIES Acquisition Corp.	1,120,800	2/21	$11,208,000	$7,397,280	$6.60	0.63%

10